Investment in Associates (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 24, 2022
Statement [Line Items]
Dividends Received	$ 140,168
Cordoba, La Rioja and Catamarca, Argentine
Statement [Line Items]
Percentage Of Equity Interest	55.29%
Mendoza, San Juan and San Luis
Statement [Line Items]
Percentage Of Equity Interest	51.00%
GESER S.A.U.
Statement [Line Items]
Percentage Of Interest Acquired		8.599%
Purchase Price		$ 2,631
Inversora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests	42.31%
Distribuidora de Gas del Centro S.A.
Statement [Line Items]
Ownership Interests	17.20%
Percentage Of Capital Stock	40.59%
Distribuidora de Gas Cuyana S.A.
Statement [Line Items]
Percentage Of Interest	21.58%